Equity Investments (Schedule of Equity Investments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying Value	$ 944.9	[1]
DCP Sand Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	33.34%
Carrying Value	$ 430.5
DCP Southern Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	33.34%
Carrying Value	$ 212.9
Explorer Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	19.46%
Carrying Value	$ 102.4
Phillips 66 Partners Terminal LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	70.00%
Carrying Value	$ 77.0
Paradigm Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	50.00%
Carrying Value	$ 52.5
Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	40.00%
Carrying Value	$ 69.6

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.